Schedule of movement in allowance for doubtful security deposits (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other Financial Assets Current
Balance at the beginning of the year	₨ 1,448	₨ 78,725
Amount written off during the year		(3,577)
Adjusted on account of business combination		(73,700)
Balance at the end of the year	₨ 1,448	₨ 1,448